Common Shares - Issued and Outstanding (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Proceeds from exercise of options	$ 2	$ 0
Common shares
Dilutive effect of share options on number of ordinary shares	0.1	0.0
Common shares
Disclosure of classes of share capital [line items]
Issued and outstanding, end of year	$ 3,059	$ 3,094
Proceeds from issuing shares	(83)	(35)
Issued Capital, Amount Before Receivables Under Employee Share Purchase Plan	2,978	3,059
Issued and outstanding, end of year	$ 2,978	$ 3,059
Common shares
Issued and outstanding, beginning of year	284.6	287.9
Shares issued	(7.7)	(3.3)
Issued and outstanding, end of year	277.0	284.6